ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
Advances to suppliers - current	¥ 2,529,898,199	¥ 672,745,598
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	2,522,373,453	665,220,852		$ 362,316,276
Provision for advance to suppliers	¥ 0	¥ 0	¥ 0